Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Property and Equipment, Net [Abstract]
Finance lease right of use assets	$ 489,951	$ 622,075
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Right-of-use assets	Right-of-use assets
Right-of-use assets under operating leasing arrangements	$ 912,855	$ 126,372